Consolidated Balance Sheets (Parenthetical) ₨ in Thousands, $ in Thousands	Mar. 31, 2018 INR (₨) shares	Mar. 31, 2018 USD ($) $ / shares shares	Mar. 31, 2017 INR (₨) shares	Mar. 31, 2017 USD ($) shares	Mar. 31, 2016 shares
Equity shares, par value | $ / shares		$ 0.000625
Equity shares, issued	25,996,932	25,996,932	25,915,956	25,915,956
Equity shares, outstanding	25,996,932	25,996,932	25,915,956	25,915,956	1,758,080
Security deposit	₨ 2,160	$ 33	₨ 2,160
Prepaid Expenses and Other Current Asset [Member]
Security deposit			6,407	$ 99
Other Assets [Member]
Security deposit	₨ 2,160	$ 33	₨ 2,160